Fair Value Measurements	6 Months Ended
Jan. 26, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
NOTE 10 — FAIR VALUE MEASUREMENTS
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:
Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.
Level 3: Unobservable inputs based on the assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at January 26, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	January 26, 2021
Liabilities:

FPA liability	3	$3,752,168
Warrant Liability – Public Warrants	3	$36,429,930
Warrant Liability – Private Placement Warrants	3	$18,391,549
The Warrants and the FPA are accounted for as liabilities in accordance with ASC
815-40
and are presented within warrant liabilities and FPA liability in the accompanying balance sheet. The warrant liabilities and FPA liability are measured at fair value at inception and on a recurring basis, with changes in fair value presented in the statement of operations.
The Private Placement Warrants were valued using a Modified Black Scholes Model, which is considered to be a Level 3 fair value measurement. The primary unobservable input utilized in determining the fair value of the Private Placement Warrants is the expected volatility of the ordinary shares. The expected volatility as of the Initial Public Offering date was derived from observable Public Warrant pricing on comparable blank-check companies without an identified target.
The Public Warrants were initially valued using a Monte Carlo simulation implementing the Black Scholes Option Pricing Model that is modified to capture the redemption features of the Public Warrants. The primary unobservable inputs utilized in determining the fair value of the Public Warrants are the expected volatility of the ordinary shares and the stock price.
The liability for the FPA was valued using an adjusted net assets method, which is considered to be a Level 3 fair value measurement. Under the adjusted net liability method utilized, the aggregate commitment of $80 million pursuant to the FPA is discounted to present value and compared to the fair value of the ordinary shares and warrants to be issued pursuant to the FPA. The fair value of the ordinary shares and warrants to be issued under the FPA is based on the public trading price of the Units issued in the Company’s Initial Public Offering. The excess (liability) or deficit (asset) of the fair value of the ordinary shares and warrants to be issued compared to the $80 million fixed commitment is then reduced to account for the probability of consummation of the Business Combination, other than the restatement discussed in Note 2.
T
he following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private Placement Warrants	Public Warrants	Total Warrant Liabilities	FPA liability

Fair value as of July 16, 2020 (inception)	$—	$—	$—	$—

Initial measurement on January 26, 2021	18,391,549	36,429,930	54,821,479	3,752,168

Fair value as of January 26, 2021	$18,391,549	$36,429,930	$54,821,479	$3,752,168

The following table presents the quantitative information regarding Level 3 fair value measurements:

January 26, 2021 (Initial measurement)

Unit price	$10.90
Term to initial Business Combination (in years)	1.0
Volatility	10.0%
Risk-free rate	0.58%
Dividend yield	0.0%